Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Lessee Operating Lease Liability Maturity Abstract
For the period ended December 31, 2022	$ 746,876	$ 652,653
For the period ended December 31, 2023	907,369	888,152
For the period ended December 31, 2024	897,472	821,296
For the period ended December 31, 2025	916,801	841,600
For the period ended December 31, 2026	937,074	860,551
Thereafter	2,361,735	2,478,412
Total	6,767,327	6,542,664
Less: Present value discount	(2,373,663)	(2,407,862)
Lease liability	$ 4,393,664	$ 4,134,802	$ 4,400,000	$ 321,004